Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 10.5%
Electronic Arts, Inc.	1,094	$149,167
Pinterest, Inc., Class A*	1,647	47,747
Playtika Holding Corp.*	2,461	29,384
ROBLOX Corp., Class A*	1,409	55,303
Roku, Inc.*	706	67,967
Spotify Technology SA*	607	90,692
Take-Two Interactive Software, Inc.*	379	57,964

Total Communication Services		498,224

Consumer Discretionary — 15.4%
Aptiv PLC*	669	73,249
BorgWarner, Inc.	983	45,709
DoorDash, Inc., Class A*	510	46,303
eBay, Inc.	1,858	82,699
Etsy, Inc.*	281	28,564
Expedia Group, Inc.*	703	86,139
Garmin Ltd.	485	51,357
Lucid Group, Inc.*	8,095	61,603
Phinia, Inc.*	196	5,560
Polaris, Inc.	191	25,945
Rivian Automotive, Inc., Class A*	7,273	201,026
Whirlpool Corp.	192	27,698

Total Consumer Discretionary		735,852

Energy — 0.8%
Baker Hughes Co.	1,103	39,476

Financials — 4.4%
Affirm Holdings, Inc.*(a)	2,178	42,231
Block, Inc.*	2,073	166,939

Total Financials		209,170

Health Care — 22.7%
Agilent Technologies, Inc.	242	29,468
Alnylam Pharmaceuticals, Inc.*	284	55,494
Apellis Pharmaceuticals, Inc.*	276	7,107
Baxter International, Inc.	815	36,862
Biogen, Inc.*	406	109,697
BioMarin Pharmaceutical, Inc.*	416	36,579
Dexcom, Inc.*	218	27,154
Exact Sciences Corp.*	251	24,483
Exelixis, Inc.*	3,079	60,687
Horizon Therapeutics PLC*	313	31,384
Illumina, Inc.*	392	75,323
Incyte Corp.*	1,572	100,168
Ionis Pharmaceuticals, Inc.*(a)	1,285	53,238
Jazz Pharmaceuticals PLC*	306	39,908
Mirati Therapeutics, Inc.*	848	25,669
Neurocrine Biosciences, Inc.*	301	30,669
Organon & Co.	1,453	31,937
Roivant Sciences Ltd.*	3,260	39,055
Sarepta Therapeutics, Inc.*	417	45,199
Seagen, Inc.*	429	82,274
Ultragenyx Pharmaceutical, Inc.*	894	38,549
Veeva Systems, Inc., Class A*	168	34,309
Viatris, Inc.	4,132	43,510
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.	176	$24,314

Total Health Care		1,083,037

Industrials — 8.3%
AGCO Corp.	213	28,350
Carrier Global Corp.	715	42,578
CNH Industrial NV	3,809	54,697
Cummins, Inc.	342	89,194
Fortive Corp.	340	26,639
Lyft, Inc., Class A*	5,072	64,465
Rockwell Automation, Inc.	85	28,585
SS&C Technologies Holdings, Inc.	315	18,349
Textron, Inc.	547	42,540

Total Industrials		395,397

Information Technology — 32.0%
Akamai Technologies, Inc.*	171	16,159
Amdocs Ltd.	155	14,514
ANSYS, Inc.*	55	18,815
AppLovin Corp., Class A*	899	28,229
Ciena Corp.*	811	34,224
Cirrus Logic, Inc.*	243	19,634
Coherent Corp.*	353	16,718
Corning, Inc.	1,203	40,830
Crowdstrike Holdings, Inc., Class A*	175	28,291
Datadog, Inc., Class A*	356	41,552
Dell Technologies, Inc., Class C	2,251	119,123
DocuSign, Inc.*	368	19,806
Dropbox, Inc., Class A*	1,445	38,943
F5, Inc.*	151	23,894
GLOBALFOUNDRIES, Inc.*	304	19,362
GoDaddy, Inc., Class A*	445	34,305
Hewlett Packard Enterprise Co.	5,169	89,837
HP, Inc.	2,065	67,794
HubSpot, Inc.*	38	22,061
Juniper Networks, Inc.	2,002	55,656
Keysight Technologies, Inc.*	320	51,546
Marvell Technology, Inc.	1,220	79,459
Microchip Technology, Inc.	536	50,352
MongoDB, Inc.*	48	20,323
NetApp, Inc.	527	41,111
Nutanix, Inc., Class A*	812	24,522
Okta, Inc.*	336	25,825
ON Semiconductor Corp.*	264	28,446
Pure Storage, Inc., Class A*	778	28,778
Qorvo, Inc.*	259	28,495
Skyworks Solutions, Inc.	232	26,534
Splunk, Inc.*	371	40,190
Teradyne, Inc.	162	18,296
Trimble, Inc.*	646	34,755
Twilio, Inc., Class A*	651	42,986
Unity Software, Inc.*	981	44,969
Western Digital Corp.*	2,175	92,568
Wix.com Ltd.*	230	21,694
Zebra Technologies Corp., Class A*	124	38,187
Zoom Video Communications, Inc., Class A*	491	36,015

Total Information Technology		1,524,798

Materials — 5.1%
Corteva, Inc.	1,339	75,560

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
DuPont de Nemours, Inc.	454	$35,244
Ginkgo Bioworks Holdings, Inc.*	27,265	68,435
International Flavors & Fragrances, Inc.	458	38,751
PPG Industries, Inc.	185	26,622

Total Materials		244,612

Real Estate — 0.8%
Zillow Group, Inc., Class C*	684	37,046

Total Common Stocks
(Cost $4,505,602)		4,767,612

Short-Term Investments — 0.4%

Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)	15,265	15,265
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)	1,601	1,601
Total Short-Term Investments
(Cost $16,866)		16,866

Total Investments — 100.4%
(Cost $4,522,468)		4,784,478
Other Assets and Liabilities, Net — (0.3)%		(14,705)
Net Assets — 100.0%		$4,769,773

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $68,836; total market value of collateral held by the Fund was $66,364. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $51,099.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,767,612	$–	$–	$4,767,612
Short-Term Investments:
Money Market Funds	16,866	–	–	16,866
Total Investments in Securities	$4,784,478	$–	$–	$4,784,478

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.